Long-Term Receivables and Other Assets (Tables)	12 Months Ended
Mar. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Long-Term Receivables and Other Assets

	March 31,
	2015	2014
Prepayment of land leased from Israel Land Administration (1)	$14,273	$14,507
Long-term deposits	30,175	36,183
Severance pay fund (2)	1,770	2,085
Long-term security deposit	39	53
Other	73	66

	$46,330	$52,894

(1)	The ILA lease agreements are standard agreements covering substantial portions of the land of Israel. The standard agreements call for a Lease Period of 49 years, with an option for one additional Lease Period (i.e., total of 98 years). This amount was prepaid. See Note 2.j.
(2)	Under Israeli law, the Company and its Israeli subsidiaries are required to make severance or pension payments to dismissed employees and to employees terminating employment under certain other circumstances. Deposits are made with a pension fund or other insurance plans to secure pension and severance rights for the employees in Israel. These amounts represent the balance of the deposits in those funds (including profits) that will be used to cover the Company’s severance obligations. See Note 12.b.

Pension, Retirement Savings and Severance Expenses

The subsidiaries’ matching contribution to the plan was $976, $1,075 and $987 for the years ended March 31, 2015, 2014 and 2013, respectively.

	Years ended March 31,
	2015	2014	2013
Pension, retirement savings and severance expenses	$5,979	$6,140	$6,009